Note 23 - Impact of Recently Issued Accounting Standards (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Deferred Tax Assets, Net of Valuation Allowance, Noncurrent	$ 52,394	$ 82,252
Deferred Tax Liabilities, Net, Noncurrent	18,579	14,582
Operating Income (Loss)	166,827	146,173
Revenues	2,275,362	$ 1,896,724
Accounting Standards Update 2015-17 [Member]
Deferred Tax Assets, Net of Valuation Allowance, Current	(18,314)
Deferred Tax Assets, Net of Valuation Allowance, Noncurrent	13,806
Deferred Tax Liabilities, Net, Current	(376)
Deferred Tax Liabilities, Net, Noncurrent	(4,132)
Accounting Standards Update 2016-09 [Member] | Retained Earnings [Member]
Cumulative Effect of New Accounting Principle in Period of Adoption	476
Accounting Standards Update 2014-09 [Member]
Deferred Revenue, Revenue Recognized	14,000
Operating Income (Loss)	(2,000)
Revenues	$ 146,000